AQR FUNDS

Supplement dated August 17, 2016 (“Supplement”)

to the Class R6 Shares Prospectus dated May 1, 2016 (“Prospectus”), as amended,

of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund, AQR Style Premia Alternative LV Fund and AQR Style Premia Alternative II Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective October 1, 2016, the AQR Risk Parity Fund is no longer closed to new investors. Accordingly, all references in this Prospectus to the AQR Risk Parity Fund being closed to new investors are hereby deleted in their entirety from this Prospectus. Please refer to the section entitled “Investing With the AQR Funds” beginning on page 155 of the Prospectus for a description of investors eligible to invest in the AQR Risk Parity Fund.

Additionally, effective October 1, 2016, the sub-section entitled “Purchase and Sale of Fund Shares” on page 101 of the Prospectus, in the section entitled “Important Additional Information,” is hereby deleted in its entirety and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Class R6 Shares of each Fund each day the NYSE is open. To purchase or redeem shares you should contact your financial intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (866) 290-2688, by mail (c/o AQR Funds, P.O. Box 2248, Denver, CO 80201-2248), or by the Internet at https://funds.aqr.com. Each Fund’s initial and subsequent investment minimums for Class R6 Shares generally are as follows:

	Class R6 Shares[1]
Minimum Initial Investment	$100,000	[2]
Minimum Subsequent Investment	None

[1]

As of the close of business on June 29, 2012, September 30, 2013, March 31, 2016 and March 31, 2016, shares of the AQR Diversified Arbitrage Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund, respectively, are no longer available for purchase or exchange by certain new investors. See “Closed Fund Policies” in the Funds’ prospectus for further information on the investors that are eligible to purchase or exchange shares of these Funds.

[2]	Reductions apply to certain eligibility groups. See “Investing with the AQR Funds” in the Funds’ prospectus.

Additionally, effective October 1, 2016, the sub-sections entitled “Eligibility to Buy Class R6 Shares” and “Investment Minimums—Class R6 Shares” on page 155 of the Prospectus, in the section entitled “Investing With the AQR Funds,” are each hereby deleted in their entirety and replaced with the following:

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ELIGIBILITY TO BUY CLASS R6 SHARES

Each Fund’s Class R6 Shares are offered exclusively to the following types of investors:

1)	Qualified defined contribution plans and 457 plans;

2)	Defined benefit plans, endowments and foundations, investment companies, corporations, insurance companies, trust companies, and other institutional investors not specifically enumerated;

3)	tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans; and

4)	employees of the Adviser and affiliates, trustees and officers of the Trust and their immediate family members.

Any of the above eligible investors may invest either directly or through a financial advisor or other intermediaries not enumerated above.

Investor types eligible to invest in Class R6 Shares prior to October 1, 2016 who are no longer eligible per the above list, who purchased Class R6 Shares of a particular Fund or Funds when they were an eligible investor type, may continue to invest additional amounts in Class R6 Shares of such Fund or Funds as long as they remain invested in Class R6 Shares of such Fund or Funds, but may not invest in Class R6 Shares of additional Funds or any other series of the Trust.

Class R6 Shares are available directly from the Funds, or through certain financial intermediaries that have entered into appropriate agreements with the Funds’ Distributor, ALPS Distributors, Inc.

Class R6 Shares do not pay commissions or Rule 12b-1 Plan fees, or make administrative or service payments to financial intermediaries, sometimes referred to as “revenue sharing,” in connection with investments in Class R6 Shares.

INVESTMENT MINIMUMS—CLASS R6 SHARES

For eligibility groups 1 and 2 above, the minimum initial account size is $100,000. There is no minimum subsequent investment amount. For eligibility groups 3 and 4 above, there is no minimum initial account size or subsequent investment amount.

Investors may aggregate accounts for purposes of determining whether the minimum investment requirements have been met. Investors may also enter into a letter of intent indicating that they intend to meet the minimum investment requirement within an 18-month period.

Some financial intermediaries may impose different or additional eligibility and minimum investment requirements, including limiting the availability of Class R6 Shares to certain of the eligibility groups enumerated above. The Funds have the discretion to further modify, waive or reduce the above minimum investment requirements.

If a shareholder’s account size declines below the minimum initial investment amount described above, other than as a result of a decline in the NAV per share, the Funds reserve the right, upon 60 days’ notice, to convert the account to the lowest fee share class for which the shareholder is then eligible.

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Additionally, effective September 1, 2016, the first paragraph of the sub-section entitled “Share Price” on page 156 of the Prospectus, in the section entitled “Investing With the AQR Funds,” is hereby deleted in its entirety and replaced with the following:

Net Asset Value. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of that Fund, is called the Fund’s net asset value (“NAV”) per share. Each Fund’s NAV per share is generally calculated as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). Each Fund determines an NAV per share for each class of its shares. The price at which a purchase or redemption order is effected is based upon the next NAV calculation after the purchase or redemption order is received by the Fund (or its agent) in proper form. If there is an unscheduled NYSE closure prior to 4:00 p.m. Eastern time, transaction deadlines and NAV calculations may occur at 4:00 p.m. Eastern time or at an earlier time, if the particular closure directly affects the NYSE but other exchanges remain open for trading. Each Fund reserves the right to change the time its NAV is calculated if otherwise permitted by the 1940 Act or pursuant to statements from the SEC or its staff. The NAV per share of a class of a Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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AQR FUNDS

Supplement dated August 17, 2016 (“Supplement”)

to the Class I Shares and Class N Shares Prospectus dated May 1, 2016 (“Prospectus”), as amended, of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund, AQR Style Premia Alternative LV Fund and AQR Style Premia Alternative II Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective October 1, 2016, the AQR Risk Parity Fund is no longer closed to new investors. Accordingly, all references in the Prospectus to the AQR Risk Parity Fund being closed to new investors are hereby deleted in their entirety from the Prospectus. Please refer to the section entitled “Investing With the AQR Funds” beginning on page 159 of the Prospectus for a description of investors eligible to invest in the AQR Risk Parity Fund.

Additionally, effective September 1, 2016, the first paragraph of the sub-section entitled “Share Price” on page 160 of the Prospectus, in the section entitled “Investing With the AQR Funds,” is hereby deleted in its entirety and replaced with the following:

Net Asset Value. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of that Fund, is called the Fund’s net asset value (“NAV”) per share. Each Fund’s NAV per share is generally calculated as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). Each Fund determines an NAV per share for each class of its shares. The price at which a purchase or redemption order is effected is based upon the next NAV calculation after the purchase or redemption order is received by the Fund (or its agent) in proper form. If there is an unscheduled NYSE closure prior to 4:00 p.m. Eastern time, transaction deadlines and NAV calculations may occur at 4:00 p.m. Eastern time or at an earlier time, if the particular closure directly affects the NYSE but other exchanges remain open for trading. Each Fund reserves the right to change the time its NAV is calculated if otherwise permitted by the 1940 Act or pursuant to statements from the SEC or its staff. The NAV per share of a class of a Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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AQR FUNDS

Supplement dated August 17, 2016 (“Supplement”)

to the Statement of Additional Information dated May 1, 2016 (“SAI”) of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund, AQR Style Premia Alternative LV Fund and AQR Style Premia Alternative II Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective September 1, 2016, the first paragraph of the section entitled “Determination of Net Asset Value” beginning on page 54 of the SAI is hereby deleted in its entirety and replaced with the following:

Each Fund’s NAV per share is generally calculated as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). Each Fund determines an NAV per share for each class of its shares. The price at which a purchase or redemption order is effected is based upon the next NAV calculation after the purchase or redemption order is received by the Fund (or its agent) in proper form. If there is an unscheduled NYSE closure prior to 4:00 p.m. Eastern time, transaction deadlines and NAV calculations may occur at 4:00 p.m. Eastern time or at an earlier time, if the particular closure directly affects the NYSE but other exchanges remain open for trading. Each Fund reserves the right to change the time its NAV is calculated if otherwise permitted by the 1940 Act or pursuant to statements from the SEC or its staff. The NAV per share of a class of a Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

Additionally, effective upon the date of this Supplement, “Appendix A—Proxy Voting Policies and Procedures” is hereby deleted in its entirety and replaced with the following:

PROXY VOTING POLICY AND PROCEDURES

I.	STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. AQR Capital Management, LLC (“AQR”)1 generally retains proxy voting authority with respect to securities purchased for its clients. Under such circumstances, AQR will seek to vote proxies in the best interest of its clients and in accordance with this Proxy Voting Policy and Procedures (the “Policy”).

II.	USE OF THIRD-PARTY PROXY VOTING SERVICE

AQR has entered into an agreement with Institutional Shareholder Services Inc. (“ISS”), an independent third-party proxy advisory firm that specializes in providing proxy voting services to

[1]	The term “AQR” includes AQR Capital Management, LLC and CNH Partners, LLC and their respective investment advisory affiliates.

institutional investment managers. AQR has instructed ISS to execute all proxies in accordance with the recommendations of ISS, unless instructed otherwise by AQR.

The U.S. Securities and Exchange Commission (“SEC”) and its staff have expressed the view that although the voting of proxies remains the duty of an investment adviser registered with the SEC, an adviser may contract with a proxy advisory firm to perform certain functions with respect to proxy voting so long as the adviser ascertains, among other things, whether the proxy advisory firm has the capacity and competence to adequately analyze proxy issues. In this regard, an investment adviser could consider the adequacy and quality of the proxy advisory firm’s staffing and personnel; and the robustness of its policies and procedures regarding its ability to (i) ensure that its proxy voting recommendations are based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that the investment adviser believes would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

At a minimum annually, the Compliance Department will seek to ensure that a review of the capacity and competence of ISS is performed. Specifically, the Compliance Department will:

1.

Review ISS’s proxy voting guidelines and assess the adequacy of the guidelines, including assessing whether the guidelines are reasonably designed to ensure that proxies are voted in the best interests of AQR’s clients;

2.	Review a sample of ISS’s proxy votes to review whether ISS has complied with ISS’s proxy voting guidelines;

3.

Require ISS to identify and provide AQR with information regarding any material business changes or conflicts of interest on an ongoing basis and address how any conflicts of interest have been addressed. If, as a result of the Compliance Department’s examination of ISS’s conflicts of interest, a determination is made that a material conflict of interest exists, AQR’s Chief Compliance Officer or designee (the “CCO”) will determine whether to follow ISS’s recommendation with respect to a proxy or take other action with respect to the proxy; and

4.	Obtain a certification or other information from ISS regarding its independence and impartiality.

III.	VOTING PROCEDURES

ISS is responsible for coordinating with AQR’s clients’ custodians to seek to ensure that all proxy materials received by custodians relating to a client’s securities are processed in a timely fashion. Proxies relating to securities held in client accounts will be sent directly to ISS. If a proxy is received by AQR and not sent directly to ISS, AQR will promptly forward it to ISS.

ISS will vote the proxy in accordance with the recommendation of ISS or any custom voting policy adopted by AQR, unless instructed otherwise by AQR in accordance with AQR’s voting guidelines (described below in Section IV).

IV.	VOTING GUIDELINES

In the absence of specific voting guidelines from a client, AQR will seek to vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. AQR has instructed ISS to execute all proxies in accordance with the recommendations of ISS, unless instructed otherwise by AQR.

To the extent that AQR is voting a proxy itself and not utilizing ISS’s recommendation, AQR will be required to vote proxies in a way that, in AQR’s best judgment, is in the best interest of the AQR’s clients holding such securities. Unless prior approval is obtained from the CCO, the following guidelines will generally be adhered to when AQR is voting a proxy itself:

1.

AQR shall not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders, shall be for the sole purpose of expressing and discussing AQR’s concerns for its advisory clients’ interests and not for an attempt to influence or control management;

2.	AQR will not announce its voting intentions and the reasons therefore; and

3.	AQR shall not initiate a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

AQR may abstain from voting a proxy in certain situations, including when:

1.	The cost of voting a proxy outweighs the benefit of voting;

2.	AQR is not given enough time to process the vote;

3.	AQR has an outstanding sell order or intends to sell the applicable security prior to the voting date; or

4.	There are legal restrictions on trading resulting from the exercise of a proxy.

V.	POTENTIAL CONFLICTS OF INTEREST OF THE ADVISER

In the event that AQR intends to directly vote a proxy in a manner that is inconsistent with ISS’s recommendation, the Compliance Department will examine any conflicts that exist between the interests of AQR and its clients. This examination includes, but is not limited to, a review of any material economic interest, including outside business activities, of AQR, its personnel, and its affiliates with the issuer of the security in question.

If, as a result of the Compliance Department’s examination, a material conflict of interest is found to exist, AQR will determine whether:

1.	Directly voting the meeting is in the best interests of the client;

2.	ISS’s recommendation should be followed; or

3.	The client should approve the ISS recommendation.

VI.	DISCLOSURE

Upon request, AQR will furnish a copy of this Policy to the requesting client and information on how the client’s proxies were voted. If a client requests how the client’s proxies were voted, AQR will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about:

1.	The name of the issuer;

2.	The proposal voted upon; and

3.	The election made for the proposal.

VII.	AQR Funds

On an annual basis, AQR will provide, or cause ISS to provide; to the AQR Funds’ administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX, which is required by Rule 30b1-4 under the Investment Company Act of 1940.2

VIII.	PROXY RECORDKEEPING

The Compliance Department will maintain files relating to this Policy in an easily accessible place. Under the services contract between AQR and ISS, ISS will maintain AQR’s proxy voting records. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the most recent two years kept in the offices of AQR. Records of the following will be included in the files:

1.	A copy of the Policy, and any amendments thereto;

2.	A copy of the ISS Proxy Voting Guidelines;

3.	A copy of each proxy statement that AQR receives regarding client securities (AQR may rely on third parties or EDGAR);

4.	A record of each vote cast; and

5.	A copy of any document AQR created that was material to making a decision how to vote proxies, or that memorializes that decision.

IX.	REVIEW OF POLICY AND PROCEDURES

The Compliance Department shall review, no less frequently than annually, the adequacy of this Policy to ensure it has been implemented effectively, including whether the Policy continues to be reasonably designed to ensure that proxies are voted in the best interests of its clients.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

[2]	Form N-PX is required to contain an AQR Fund’s complete proxy voting record for the most recent 12-month period ended June 30 and must be filed no later than August 31 of each year.

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